Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	VANGUARD WELLESLEY INCOME FUND
CIK	dei_EntityCentralIndexKey	0000105544
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2024
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A